Transactions with Related Parties (Details Textual) ₪ / shares in Units, ₪ in Thousands, $ in Thousands	1 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2017 ILS (₪)	Jun. 30, 2017 USD ($)	Dec. 31, 2017	Dec. 31, 2017 ILS (₪) Hours ₪ / shares	Dec. 31, 2017 USD ($) Hours	Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 ILS (₪)	Dec. 31, 2015 USD ($)
Transactions with Related Parties (Textual)
Consulting services hours in a monthly | Hours				60	60
Service and activities per year | ₪ / shares				₪ 3.5
Ongoing consultation services | ₪				₪ 432,000
Percentage of amount set out in agreement			50.00%
Eurocom Group and Internet Gold [Member]
Transactions with Related Parties (Textual)
Aggregate capital fees				110	$ 32	₪ 288	$ 32	₪ 604	$ 32
Lease annual rent				110	32
Computing services				24	7
Legal services annual fee	₪ 20	$ 8		₪ 96	$ 24
Registration rights agreement with internet gold, description				The Company is not required to affect any demand registration unless such demand registration is for a number of ordinary shares with a market value that is equal to at least US$ 7.5. The Company is also not required to affect more than one demand registration during any 12-month period thereafter or to grant a request for a demand registration within 90 days of any other demand registration.	The Company is not required to affect any demand registration unless such demand registration is for a number of ordinary shares with a market value that is equal to at least US$ 7.5. The Company is also not required to affect more than one demand registration during any 12-month period thereafter or to grant a request for a demand registration within 90 days of any other demand registration.
Employees provide services agreements, description				The Company's employees provide services to both companies and the Company will pay 2/3 and Internet Gold will pay 1/3 of their compensation.	The Company's employees provide services to both companies and the Company will pay 2/3 and Internet Gold will pay 1/3 of their compensation.